PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks 97.3%
Aerospace & Defense 2.5%
Arconic, Inc.	14,781	$ 381,645
Boeing Co. (The)	19,304	7,026,849
General Dynamics Corp.	9,912	1,802,200
Huntington Ingalls Industries, Inc.	1,500	337,110
L3 Technologies, Inc.	3,020	740,413
L3Harris Technologies, Inc.	4,450	841,629
Lockheed Martin Corp.	9,046	3,288,583
Northrop Grumman Corp.	6,248	2,018,791
Raytheon Co.	10,344	1,798,615
Textron, Inc.	8,234	436,731
TransDigm Group, Inc.*	1,850	895,030
United Technologies Corp.	30,029	3,909,776
		23,477,372
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	5,200	438,620
Expeditors International of Washington, Inc.	6,300	477,918
FedEx Corp.	8,816	1,447,499
United Parcel Service, Inc. (Class B Stock)	25,690	2,653,006
		5,017,043
Airlines 0.4%
Alaska Air Group, Inc.	4,100	262,031
American Airlines Group, Inc.	13,550	441,865
Delta Air Lines, Inc.	22,600	1,282,550
Southwest Airlines Co.	18,274	927,954
United Continental Holdings, Inc.*	8,100	709,155
		3,623,555
Auto Components 0.1%
Aptiv PLC	9,650	780,010
BorgWarner, Inc.	7,300	306,454
		1,086,464
Automobiles 0.4%
Ford Motor Co.	142,338	1,456,118
General Motors Co.	47,400	1,826,322
Harley-Davidson, Inc.	5,400	193,482
		3,475,922

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks 5.4%
Bank of America Corp.	327,795	$ 9,506,055
BB&T Corp.	27,058	1,329,359
Citigroup, Inc.	86,295	6,043,239
Citizens Financial Group, Inc.	16,600	586,976
Comerica, Inc.	5,661	411,215
Fifth Third Bancorp	27,973	780,447
First Republic Bank	5,500	537,075
Huntington Bancshares, Inc.	36,629	506,213
JPMorgan Chase & Co.	120,133	13,430,869
KeyCorp	36,435	646,721
M&T Bank Corp.	5,070	862,255
People’s United Financial, Inc.	14,000	234,920
PNC Financial Services Group, Inc. (The)	16,772	2,302,460
Regions Financial Corp.	37,174	555,380
SunTrust Banks, Inc.	16,083	1,010,817
SVB Financial Group*	2,020	453,672
U.S. Bancorp	54,795	2,871,258
Wells Fargo & Co.	149,936	7,094,971
Zions Bancorp NA	6,800	312,664
		49,476,566
Beverages 1.8%
Brown-Forman Corp. (Class B Stock)	5,850	324,265
Coca-Cola Co. (The)	141,364	7,198,255
Constellation Brands, Inc. (Class A Stock)	6,100	1,201,334
Molson Coors Brewing Co. (Class B Stock)	6,894	386,064
Monster Beverage Corp.*	14,150	903,194
PepsiCo, Inc.	51,581	6,763,817
		16,776,929
Biotechnology 2.1%
AbbVie, Inc.	54,074	3,932,261
Alexion Pharmaceuticals, Inc.*	8,300	1,087,134
Amgen, Inc.	22,896	4,219,275
Biogen, Inc.*	7,340	1,716,606
Celgene Corp.*	25,800	2,384,952
Gilead Sciences, Inc.	46,800	3,161,808
Incyte Corp.*	6,600	560,736
Regeneron Pharmaceuticals, Inc.*	2,930	917,090
Vertex Pharmaceuticals, Inc.*	9,360	1,716,437
		19,696,299

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.3%
A.O. Smith Corp.	4,600	$ 216,936
Allegion PLC	3,533	390,573
Fortune Brands Home & Security, Inc.	4,700	268,511
Johnson Controls International PLC	31,187	1,288,335
Masco Corp.	10,326	405,192
		2,569,547
Capital Markets 2.6%
Affiliated Managers Group, Inc.	2,100	193,494
Ameriprise Financial, Inc.	5,061	734,655
Bank of New York Mellon Corp. (The)	31,638	1,396,818
BlackRock, Inc.	4,460	2,093,078
Cboe Global Markets, Inc.	3,800	393,794
Charles Schwab Corp. (The)	43,411	1,744,688
CME Group, Inc.	13,200	2,562,252
E*TRADE Financial Corp.	8,720	388,912
Franklin Resources, Inc.	10,242	356,422
Goldman Sachs Group, Inc. (The)	12,640	2,586,144
Intercontinental Exchange, Inc.	20,740	1,782,395
Invesco Ltd.	14,200	290,532
Moody’s Corp.	6,136	1,198,422
Morgan Stanley	47,536	2,082,552
MSCI, Inc.	3,100	740,249
Nasdaq, Inc.	4,300	413,531
Northern Trust Corp.	7,962	716,580
Raymond James Financial, Inc.	4,800	405,840
S&P Global, Inc.	9,170	2,088,834
State Street Corp.	13,862	777,104
T. Rowe Price Group, Inc.	8,700	954,477
		23,900,773
Chemicals 2.0%
Air Products & Chemicals, Inc.	8,102	1,834,050
Albemarle Corp.	3,840	270,374
Celanese Corp.	4,900	528,220
CF Industries Holdings, Inc.	8,000	373,680
Corteva, Inc.*	27,609	816,398
Dow, Inc.	27,209	1,341,676
DuPont de Nemours, Inc.	27,609	2,072,608
Eastman Chemical Co.	5,086	395,843
Ecolab, Inc.	9,242	1,824,741
FMC Corp.	4,900	406,455
International Flavors & Fragrances, Inc.	3,675	533,206

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Linde PLC (United Kingdom)	20,228	$ 4,061,782
LyondellBasell Industries NV (Class A Stock)	11,100	956,043
Mosaic Co. (The)	12,800	320,384
PPG Industries, Inc.	8,648	1,009,308
Sherwin-Williams Co. (The)	3,076	1,409,700
		18,154,468
Commercial Services & Supplies 0.4%
Cintas Corp.	3,160	749,836
Copart, Inc.*	7,100	530,654
Republic Services, Inc.	7,835	678,824
Rollins, Inc.	4,050	145,274
Waste Management, Inc.	14,313	1,651,291
		3,755,879
Communications Equipment 1.2%
Arista Networks, Inc.*	1,850	480,297
Cisco Systems, Inc.	159,244	8,715,424
F5 Networks, Inc.*	2,300	334,949
Juniper Networks, Inc.	12,500	332,875
Motorola Solutions, Inc.	6,016	1,003,048
		10,866,593
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	4,200	354,438
Quanta Services, Inc.	4,300	164,217
		518,655
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,300	529,253
Vulcan Materials Co.	5,000	686,550
		1,215,803
Consumer Finance 0.7%
American Express Co.	25,239	3,115,502
Capital One Financial Corp.	17,266	1,566,717
Discover Financial Services	12,018	932,477
Synchrony Financial	23,065	799,663
		6,414,359

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.4%
Amcor PLC (United Kingdom)*	52,560	$ 603,914
Avery Dennison Corp.	3,038	351,436
Ball Corp.	12,028	841,840
International Paper Co.	14,684	636,111
Packaging Corp. of America	3,500	333,620
Sealed Air Corp.	5,636	241,108
Westrock Co.	9,033	329,433
		3,337,462
Distributors 0.1%
Genuine Parts Co.	5,399	559,228
LKQ Corp.*	10,900	290,049
		849,277
Diversified Consumer Services 0.0%
H&R Block, Inc.	7,320	214,476
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	71,350	15,209,680
Jefferies Financial Group, Inc.	9,200	176,916
		15,386,596
Diversified Telecommunication Services 2.0%
AT&T, Inc.	267,107	8,950,756
CenturyLink, Inc.	32,379	380,777
Verizon Communications, Inc.	152,233	8,697,071
		18,028,604
Electric Utilities 1.9%
Alliant Energy Corp.	7,800	382,824
American Electric Power Co., Inc.	17,991	1,583,388
Duke Energy Corp.	26,739	2,359,449
Edison International	11,762	792,876
Entergy Corp.	6,915	711,761
Evergy, Inc.	9,300	559,395
Eversource Energy	11,600	878,816
Exelon Corp.	35,812	1,716,827
FirstEnergy Corp.	17,777	761,033
NextEra Energy, Inc.	17,532	3,591,606
Pinnacle West Capital Corp.	4,300	404,587
PPL Corp.	25,652	795,469

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Southern Co. (The)	37,715	$ 2,084,885
Xcel Energy, Inc.	18,883	1,123,350
		17,746,266
Electrical Equipment 0.5%
AMETEK, Inc.	8,400	763,056
Eaton Corp. PLC	15,593	1,298,585
Emerson Electric Co.	22,650	1,511,208
Rockwell Automation, Inc.	4,503	737,727
		4,310,576
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. (Class A Stock)	11,000	1,055,340
Corning, Inc.	28,497	946,955
FLIR Systems, Inc.	4,400	238,040
IPG Photonics Corp.*	1,400	215,950
Keysight Technologies, Inc.*	7,000	628,670
TE Connectivity Ltd.	12,550	1,202,039
		4,286,994
Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	17,445	429,670
Halliburton Co.	30,822	700,892
Helmerich & Payne, Inc.	3,900	197,418
National Oilwell Varco, Inc.	13,600	302,328
Schlumberger Ltd.	50,332	2,000,194
TechnipFMC PLC (United Kingdom)	14,600	378,724
		4,009,226
Entertainment 2.0%
Activision Blizzard, Inc.	27,900	1,316,880
Electronic Arts, Inc.*	11,200	1,134,112
Netflix, Inc.*	16,100	5,913,852
Take-Two Interactive Software, Inc.*	4,300	488,179
Viacom, Inc. (Class B Stock)	12,776	381,619
Walt Disney Co. (The)	64,116	8,953,158
		18,187,800
Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	4,000	564,360

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.	16,350	$ 3,342,757
Apartment Investment & Management Co. (Class A Stock)	5,582	279,770
AvalonBay Communities, Inc.	5,111	1,038,453
Boston Properties, Inc.	5,680	732,720
Crown Castle International Corp.	15,300	1,994,355
Digital Realty Trust, Inc.	7,600	895,204
Duke Realty Corp.	12,200	385,642
Equinix, Inc.	3,126	1,576,411
Equity Residential	13,600	1,032,512
Essex Property Trust, Inc.	2,500	729,825
Extra Space Storage, Inc.	4,700	498,670
Federal Realty Investment Trust	2,800	360,528
HCP, Inc.	16,800	537,264
Host Hotels & Resorts, Inc.	27,136	494,418
Iron Mountain, Inc.	10,205	319,416
Kimco Realty Corp.	14,000	258,720
Macerich Co. (The)	3,000	100,470
Mid-America Apartment Communities, Inc.	4,200	494,592
Prologis, Inc.	23,237	1,861,284
Public Storage	5,600	1,333,752
Realty Income Corp.	11,300	779,361
Regency Centers Corp.	6,100	407,114
SBA Communications Corp.*	4,200	944,328
Simon Property Group, Inc.	11,289	1,803,531
SL Green Realty Corp.	3,200	257,184
UDR, Inc.	10,100	453,389
Ventas, Inc.	12,833	877,136
Vornado Realty Trust	6,184	396,394
Welltower, Inc.	14,100	1,149,573
Weyerhaeuser Co.	26,039	685,867
		26,585,000
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	16,208	4,283,126
Kroger Co. (The)	28,968	628,895
Sysco Corp.	17,080	1,207,898
Walgreens Boots Alliance, Inc.	29,478	1,611,562
Walmart, Inc.	52,226	5,770,451
		13,501,932
Food Products 1.1%
Archer-Daniels-Midland Co.	20,259	826,567
Campbell Soup Co.	6,447	258,331

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Conagra Brands, Inc.	17,343	$ 459,936
General Mills, Inc.	21,644	1,136,743
Hershey Co. (The)	5,116	685,698
Hormel Foods Corp.(a)	9,300	377,022
J.M. Smucker Co. (The)	4,300	495,317
Kellogg Co.	8,970	480,523
Kraft Heinz Co. (The)	22,055	684,587
Lamb Weston Holdings, Inc.	5,100	323,136
McCormick & Co., Inc.	4,600	713,046
Mondelez International, Inc. (Class A Stock)	52,866	2,849,478
Tyson Foods, Inc. (Class A Stock)	11,000	888,140
		10,178,524
Gas Utilities 0.0%
Atmos Energy Corp.	3,800	401,128
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	64,413	5,417,133
ABIOMED, Inc.*	1,700	442,833
Align Technology, Inc.*	2,730	747,201
Baxter International, Inc.	17,574	1,439,311
Becton, Dickinson & Co.	10,005	2,521,360
Boston Scientific Corp.*	50,672	2,177,883
Cooper Cos., Inc. (The)	1,800	606,402
Danaher Corp.	23,230	3,320,032
DENTSPLY SIRONA, Inc.	8,000	466,880
Edwards Lifesciences Corp.*	7,770	1,435,430
Hologic, Inc.*	9,600	460,992
IDEXX Laboratories, Inc.*	3,300	908,589
Intuitive Surgical, Inc.*	4,230	2,218,846
Medtronic PLC	49,415	4,812,527
ResMed, Inc.	5,300	646,759
Stryker Corp.	11,330	2,329,221
Teleflex, Inc.	1,700	562,955
Varian Medical Systems, Inc.*	3,500	476,455
Zimmer Biomet Holdings, Inc.	7,511	884,345
		31,875,154
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	5,900	503,034
Anthem, Inc.	9,560	2,697,928
Cardinal Health, Inc.	10,273	483,858
Centene Corp.*	15,000	786,600

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Cigna Corp.	14,068	$ 2,216,414
CVS Health Corp.	47,646	2,596,231
DaVita, Inc.*	4,500	253,170
HCA Healthcare, Inc.	9,700	1,311,149
Henry Schein, Inc.*	5,600	391,440
Humana, Inc.	5,000	1,326,500
Laboratory Corp. of America Holdings*	3,700	639,730
McKesson Corp.	7,126	957,663
Quest Diagnostics, Inc.	4,900	498,869
UnitedHealth Group, Inc.	35,418	8,642,346
Universal Health Services, Inc. (Class B Stock)	3,070	400,297
WellCare Health Plans, Inc.*	1,800	513,126
		24,218,355
Health Care Technology 0.1%
Cerner Corp.	11,900	872,270
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	14,700	684,285
Chipotle Mexican Grill, Inc.*	950	696,236
Darden Restaurants, Inc.	4,653	566,410
Hilton Worldwide Holdings, Inc.	10,900	1,065,366
Marriott International, Inc. (Class A Stock)	10,340	1,450,599
McDonald’s Corp.	28,060	5,826,939
MGM Resorts International	18,000	514,260
Norwegian Cruise Line Holdings Ltd.*	7,600	407,588
Royal Caribbean Cruises Ltd.	6,200	751,502
Starbucks Corp.	45,800	3,839,414
Wynn Resorts Ltd.	3,600	446,364
Yum! Brands, Inc.	11,364	1,257,654
		17,506,617
Household Durables 0.3%
D.R. Horton, Inc.	12,100	521,873
Garmin Ltd.	4,300	343,140
Leggett & Platt, Inc.	4,800	184,176
Lennar Corp. (Class A Stock)	10,500	508,830
Mohawk Industries, Inc.*	2,340	345,080
Newell Brands, Inc.	13,427	207,044
PulteGroup, Inc.	8,611	272,280
Whirlpool Corp.	2,385	339,529
		2,721,952

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 1.7%
Church & Dwight Co., Inc.	9,100	$ 664,846
Clorox Co. (The)	4,832	739,828
Colgate-Palmolive Co.	31,760	2,276,239
Kimberly-Clark Corp.	12,816	1,708,116
Procter & Gamble Co. (The)	91,723	10,057,427
		15,446,456
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	23,400	392,184
NRG Energy, Inc.	9,600	337,152
		729,336
Industrial Conglomerates 1.4%
3M Co.	21,078	3,653,661
General Electric Co.	321,207	3,372,673
Honeywell International, Inc.	26,815	4,681,631
Roper Technologies, Inc.	3,880	1,421,089
		13,129,054
Insurance 2.4%
Aflac, Inc.	27,200	1,490,832
Allstate Corp. (The)	12,108	1,231,263
American International Group, Inc.	31,651	1,686,365
Aon PLC	8,789	1,696,101
Arthur J Gallagher & Co.	6,200	543,058
Assurant, Inc.	2,100	223,398
Chubb Ltd.	16,753	2,467,549
Cincinnati Financial Corp.	5,507	570,911
Everest Re Group Ltd.	1,650	407,847
Hartford Financial Services Group, Inc. (The)	12,753	710,597
Lincoln National Corp.	7,451	480,217
Loews Corp.	9,817	536,696
Marsh & McLennan Cos., Inc.	18,440	1,839,390
MetLife, Inc.	35,000	1,738,450
Principal Financial Group, Inc.	9,500	550,240
Progressive Corp. (The)	21,216	1,695,795
Prudential Financial, Inc.(g)	15,200	1,535,200
Torchmark Corp.	3,733	333,954
Travelers Cos., Inc. (The)	9,731	1,454,979

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Unum Group	7,426	$ 249,142
Willis Towers Watson PLC	4,700	900,238
		22,342,222
Interactive Media & Services 4.6%
Alphabet, Inc. (Class A Stock)*	11,020	11,932,456
Alphabet, Inc. (Class C Stock)*	11,292	12,205,636
Facebook, Inc. (Class A Stock)*	88,060	16,995,580
TripAdvisor, Inc.*	3,800	175,902
Twitter, Inc.*	26,700	931,830
		42,241,404
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	15,190	28,764,239
Booking Holdings, Inc.*	1,670	3,130,766
eBay, Inc.	30,840	1,218,180
Expedia Group, Inc.	4,400	585,332
		33,698,517
IT Services 5.2%
Accenture PLC (Class A Stock)	23,370	4,318,075
Akamai Technologies, Inc.*	5,900	472,826
Alliance Data Systems Corp.	1,690	236,820
Automatic Data Processing, Inc.	16,048	2,653,216
Broadridge Financial Solutions, Inc.	4,400	561,792
Cognizant Technology Solutions Corp. (Class A Stock)	21,100	1,337,529
DXC Technology Co.	9,859	543,724
Fidelity National Information Services, Inc.	11,800	1,447,624
Fiserv, Inc.*	14,400	1,312,704
FleetCor Technologies, Inc.*	3,260	915,571
Gartner, Inc.*	3,270	526,274
Global Payments, Inc.	5,800	928,754
International Business Machines Corp.	32,674	4,505,745
Jack Henry & Associates, Inc.	2,700	361,584
Mastercard, Inc. (Class A Stock)	33,140	8,766,524
Paychex, Inc.	11,725	964,850
PayPal Holdings, Inc.*	43,000	4,921,780
Total System Services, Inc.	5,971	765,900
VeriSign, Inc.*	3,900	815,724

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)	64,410	$ 11,178,355
Western Union Co. (The)	14,552	289,439
		47,824,810
Leisure Products 0.0%
Hasbro, Inc.	4,454	470,699
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	11,398	851,089
Illumina, Inc.*	5,470	2,013,780
IQVIA Holdings, Inc.*	5,800	933,220
Mettler-Toledo International, Inc.*	950	798,000
PerkinElmer, Inc.	4,270	411,372
Thermo Fisher Scientific, Inc.	14,862	4,364,672
Waters Corp.*	2,750	591,910
		9,964,043
Machinery 1.5%
Caterpillar, Inc.	20,996	2,861,545
Cummins, Inc.	5,406	926,264
Deere & Co.	11,680	1,935,493
Dover Corp.	5,362	537,272
Flowserve Corp.	4,300	226,567
Fortive Corp.	10,950	892,644
Illinois Tool Works, Inc.	11,126	1,677,912
Ingersoll-Rand PLC	8,900	1,127,363
PACCAR, Inc.	12,664	907,502
Parker-Hannifin Corp.	4,868	827,609
Pentair PLC	5,046	187,711
Snap-on, Inc.	2,042	338,237
Stanley Black & Decker, Inc.	5,688	822,542
Wabtec Corp.(a)	5,160	370,281
Xylem, Inc.	6,450	539,478
		14,178,420
Media 1.4%
CBS Corp. (Class B Stock)	12,476	622,552
Charter Communications, Inc. (Class A Stock)*	6,430	2,541,008
Comcast Corp. (Class A Stock)	165,420	6,993,958
Discovery, Inc. (Class A Stock)*	5,500	168,850
Discovery, Inc. (Class C Stock)*	13,000	369,850
DISH Network Corp. (Class A Stock)*	8,000	307,280

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Fox Corp. (Class A Stock)	12,266	$ 449,426
Fox Corp. (Class B Stock)	5,766	210,632
Interpublic Group of Cos., Inc. (The)	12,988	293,399
News Corp. (Class A Stock)	13,275	179,080
News Corp. (Class B Stock)	4,100	57,236
Omnicom Group, Inc.	8,134	666,581
		12,859,852
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	52,792	612,915
Newmont Goldcorp Corp.	28,897	1,111,668
Nucor Corp.	11,212	617,781
		2,342,364
Multiline Retail 0.5%
Dollar General Corp.	9,800	1,324,568
Dollar Tree, Inc.*	8,642	928,064
Kohl’s Corp.	5,950	282,923
Macy’s, Inc.	10,782	231,382
Nordstrom, Inc.	3,800	121,068
Target Corp.	19,282	1,670,014
		4,558,019
Multi-Utilities 1.0%
Ameren Corp.	8,969	673,662
CenterPoint Energy, Inc.	17,379	497,561
CMS Energy Corp.	10,500	608,055
Consolidated Edison, Inc.	11,851	1,039,096
Dominion Energy, Inc.	29,250	2,261,610
DTE Energy Co.	6,587	842,345
NiSource, Inc.	12,600	362,880
Public Service Enterprise Group, Inc.	18,494	1,087,817
Sempra Energy	9,978	1,371,376
WEC Energy Group, Inc.	11,733	978,180
		9,722,582
Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp.	18,236	1,286,732
Apache Corp.	13,448	389,589
Cabot Oil & Gas Corp.	15,100	346,696
Chevron Corp.	69,722	8,676,206

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cimarex Energy Co.	3,200	$ 189,856
Concho Resources, Inc.	7,400	763,532
ConocoPhillips	41,357	2,522,777
Devon Energy Corp.	14,600	416,392
Diamondback Energy, Inc.	5,300	577,541
EOG Resources, Inc.	21,300	1,984,308
Exxon Mobil Corp.	154,852	11,866,309
Hess Corp.	9,334	593,362
HollyFrontier Corp.	5,100	236,028
Kinder Morgan, Inc.	70,980	1,482,062
Marathon Oil Corp.	29,778	423,145
Marathon Petroleum Corp.	24,276	1,356,543
Noble Energy, Inc.	17,100	383,040
Occidental Petroleum Corp.	27,376	1,376,465
ONEOK, Inc.	15,000	1,032,150
Phillips 66	15,528	1,452,489
Pioneer Natural Resources Co.	6,200	953,932
Valero Energy Corp.	15,500	1,326,955
Williams Cos., Inc. (The)	43,592	1,222,320
		40,858,429
Personal Products 0.2%
Coty, Inc. (Class A Stock)	8,700	116,580
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,070	1,477,698
		1,594,278
Pharmaceuticals 4.5%
Allergan PLC	11,495	1,924,608
Bristol-Myers Squibb Co.	59,579	2,701,908
Eli Lilly & Co.	31,697	3,511,711
Johnson & Johnson	97,759	13,615,873
Merck & Co., Inc.	95,093	7,973,548
Mylan NV*	18,700	356,048
Nektar Therapeutics*	5,900	209,922
Perrigo Co. PLC	4,100	195,242
Pfizer, Inc.	203,563	8,818,349
Zoetis, Inc.	17,700	2,008,773
		41,315,982
Professional Services 0.3%
Equifax, Inc.	4,330	585,589
IHS Markit Ltd.*	12,900	821,988

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Nielsen Holdings PLC	12,400	$ 280,240
Robert Half International, Inc.	4,200	239,442
Verisk Analytics, Inc.	6,000	878,760
		2,806,019
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	11,100	569,430
Road & Rail 1.0%
CSX Corp.	28,418	2,198,701
J.B. Hunt Transport Services, Inc.	3,050	278,800
Kansas City Southern	3,800	462,916
Norfolk Southern Corp.	9,831	1,959,613
Union Pacific Corp.	26,536	4,487,503
		9,387,533
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*(a)	30,000	911,100
Analog Devices, Inc.	13,347	1,506,476
Applied Materials, Inc.	34,188	1,535,383
Broadcom, Inc.	14,569	4,193,832
Intel Corp.	164,948	7,896,061
KLA-Tencor Corp.	5,690	672,558
Lam Research Corp.	5,662	1,063,550
Maxim Integrated Products, Inc.	9,400	562,308
Microchip Technology, Inc.(a)	8,860	768,162
Micron Technology, Inc.*	41,116	1,586,666
NVIDIA Corp.	22,220	3,649,191
Qorvo, Inc.*	4,571	304,474
QUALCOMM, Inc.	44,200	3,362,294
Skyworks Solutions, Inc.	6,500	502,255
Texas Instruments, Inc.	34,452	3,953,712
Xilinx, Inc.	9,300	1,096,656
		33,564,678
Software 6.6%
Adobe, Inc.*	18,050	5,318,432
ANSYS, Inc.*	3,200	655,424
Autodesk, Inc.*	8,020	1,306,458
Cadence Design Systems, Inc.*	10,400	736,424
Citrix Systems, Inc.	4,760	467,146
Fortinet, Inc.*	5,300	407,199

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Intuit, Inc.	9,650	$ 2,521,835
Microsoft Corp.	281,772	37,746,177
Oracle Corp.	92,140	5,249,216
Red Hat, Inc.*	6,600	1,239,216
salesforce.com, Inc.*	28,060	4,257,544
Symantec Corp.	23,317	507,378
Synopsys, Inc.*	5,400	694,926
		61,107,375
Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,750	423,885
AutoZone, Inc.*	990	1,088,475
Best Buy Co., Inc.	8,500	592,705
CarMax, Inc.*	6,100	529,663
Foot Locker, Inc.	4,000	167,680
Gap, Inc. (The)	7,413	133,212
Home Depot, Inc. (The)	40,764	8,477,689
L Brands, Inc.	7,622	198,934
Lowe’s Cos., Inc.	29,196	2,946,168
O’Reilly Automotive, Inc.*	2,880	1,063,641
Ross Stores, Inc.	13,500	1,338,120
Tiffany & Co.	3,970	371,751
TJX Cos., Inc. (The)	45,128	2,386,369
Tractor Supply Co.	4,400	478,720
Ulta Beauty, Inc.*	2,120	735,407
		20,932,419
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	161,318	31,928,058
Hewlett Packard Enterprise Co.	48,402	723,610
HP, Inc.	55,502	1,153,887
NetApp, Inc.	9,100	561,470
Seagate Technology PLC	9,100	428,792
Western Digital Corp.	10,225	486,199
Xerox Corp.	7,325	259,378
		35,541,394
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	4,700	162,996
Hanesbrands, Inc.	12,500	215,250
NIKE, Inc. (Class B Stock)	46,174	3,876,307
PVH Corp.	2,900	274,456

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Ralph Lauren Corp.	2,000	$ 227,180
Tapestry, Inc.	9,600	304,608
Under Armour, Inc. (Class A Stock)*	6,800	172,380
Under Armour, Inc. (Class C Stock)*	6,367	141,347
VF Corp.	11,836	1,033,875
		6,408,399
Tobacco 0.8%
Altria Group, Inc.	68,679	3,251,951
Philip Morris International, Inc.	57,279	4,498,120
		7,750,071
Trading Companies & Distributors 0.2%
Fastenal Co.	20,800	677,872
United Rentals, Inc.*	3,000	397,890
W.W. Grainger, Inc.	1,734	465,111
		1,540,873
Water Utilities 0.1%
American Water Works Co., Inc.	6,700	777,200

Total Common Stocks (cost $220,722,816)		897,906,294
Exchange-Traded Fund 0.3%
iShares Core S&P 500 ETF (cost $2,092,933)	8,900	2,623,275

Total Long-Term Investments (cost $222,815,749)		900,529,569

Short-Term Investments 2.8%
Affiliated Mutual Funds 2.7%
PGIM Core Ultra Short Bond Fund(w)	21,871,001	21,871,001
PGIM Institutional Money Market Fund (cost $2,384,468; includes $2,375,315 of cash collateral for securities on loan)(b)(w)	2,384,170	2,384,885
Total Affiliated Mutual Funds (cost $24,255,469)		24,255,886

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation 0.1%
U.S. Treasury Bills(k) (cost $995,211)	2.167%(n)	09/19/19	1,000	$ 995,383

Total Short-Term Investments (cost $25,250,680)				25,251,269

TOTAL INVESTMENTS 100.4% (cost $248,066,429)				925,780,838
Liabilities in excess of other assets(z) (0.4)%				(3,312,778)

Net Assets 100.0%				$ 922,468,060

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REIT(s)—Real Estate Investment Trust(s)
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,325,810; cash collateral of $2,375,315 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
48	S&P 500 E-Mini Index	Sep. 2019	$ 7,066,080	$ 30,588
20	S&P 500 Index	Sep. 2019	14,721,000	246,670
				$277,258
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).